Commitments - Schedule of Operating Expenditures Contracted but not Incurred (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 100,023	$ 123,940
Technology licenses, infrastructure and other
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	3,113
Technology licenses, infrastructure and other | Not later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	2,143
Technology licenses, infrastructure and other | Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	462
Technology licenses, infrastructure and other | Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	270
Technology licenses, infrastructure and other | Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	156
Technology licenses, infrastructure and other | Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Operating commitments	$ 82